Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes

13. Income Taxes

        As of December 31, 2010 the Company had federal and state net operating loss (NOL) carryforwards of approximately $85,483 and $74,621, respectively, which may be used to offset future taxable income. The Company also had federal and state tax credits of $2,424 and $257, respectively, to offset future tax liabilities. The NOL and tax credit carryforwards will expire at various dates through 2030, and are subject to review and possible adjustment by federal and state tax authorities. The Internal Revenue Code contains provision that may limit the NOL and tax credit carryforwards available to be used in any given year in the event of certain changes in the ownership interests of significant stockholders under Section 382 of the Internal Revenue Code.

        A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations follows:

	Year Ended December 31
	2009	2010
Income tax benefit using U.S. federal statutory rate	$(5,130)	$(4,974)
State income taxes, net of federal benefit	(946)	411
Stock-based compensation	40	34
Research and development tax credits	(504)	(320)
Change in the valuation allowance	6,405	4,838
Permanent items	124	3
Other	11	8

	$—	$—

        The Company is subject to Massachusetts net worth taxes, not based on income, which is largely offset by allowable tax credits and recorded as a component of operating expenses.

        The principal components of the Company's deferred tax assets are as follows:

	December 31
	2009	2010
Deferred tax assets:
Net operating loss carryforwards	$28,047	$33,008
Capitalized research and development	2,244	1,789
Research and development credits	2,273	2,593
Depreciation and amortization	122	126
Other	141	148

Gross deferred tax assets	32,827	37,664
Valuation allowance	(32,827)	(37,664)

Net deferred tax asset	$—	$—

        The Company has recorded a valuation allowance against its deferred tax assets in each of the years ended December 31, 2009 and 2010, because the Company's management believes that it is more likely than not that these assets will not be realized. The increase in the valuation allowance in 2010 primarily relates to the net loss incurred by the Company.

        Effective January 1, 2009, the Company adopted new accounting guidance related to accounting for uncertainty in income taxes. The Company's reserves related to taxes are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. As a result of the implementation of the new guidance, the Company recognized no material adjustment for unrecognized income tax benefits. As of the adoption date on January 1, 2009, and through December 31, 2010, the Company had no unrecognized tax benefits or related interest and penalties accrued. The Company has not, as yet, conducted a study of research and development (R&D) credit carryforwards. This study may result in an adjustment to the Company's R&D credit carryforwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company's R&D credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the balance sheet or statement of operations if an adjustment were required. The Company would recognize both accrued interest and penalties related to unrecognized benefits in income tax expense. The Company has not recorded any interest or penalties on any unrecognized benefits since inception.

        The statute of limitations for assessment by the Internal Revenue Service and Massachusetts tax authorities is closed for tax years prior to December 31, 2007, although carryforward attributes that were generated prior to tax year 2007 may still be adjusted upon examination by the IRS or state tax authorities if they either have been or will be used in a future period. The Company files income tax returns in the United States and Massachusetts. There are currently no federal or state audits in progress.

Qualifying Therapeutic Discovery Project Grants

        In October 2010, the Company received notification from the Internal Revenue Service that it was awarded three separate grants in the aggregate amount of $733 pursuant to the qualifying therapeutic discovery grant program established by the Internal Revenue Service and the Secretary of Health and Human Services under the Patient Protection and Affordable Care Act of 2010. The grants were made with respect to certain of the Company's qualifying research and development programs. The Company received the full amount related to these grants in 2010, and this amount was recorded as other income in the statement of operations for the year ended December 31, 2010.